Filed with the Securities and Exchange Commission on October   13, 2000

Registration No. 33-59993                   Investment Company Act No.  811-5438
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933*
                         Post-Effective Amendment No. 8
                                       and
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 Amendment No. 8


         AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                             (CLASS 1 SUB-ACCOUNTS)
                           (Exact Name of Registrant)

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (Name of Depositor)

                 ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484
                   (Address of Depositor's Principal Offices)
                                 (203) 926-1888
                         (Depositor's Telephone Number)

                    M. PRISCILLA PANNELL, CORPORATE SECRETARY
                 One Corporate Drive, Shelton, Connecticut 06484
               (Name and Address of Agent for Service of Process)

                                    Copy To:


                            SCOTT K. RICHARDSON, ESQ.
                                SENIOR COUNSEL
              One Corporate Drive, Shelton, CT 06484 (203) 925-3830


                Approximate Date of Proposed Sale to the Public:

      OCTOBER 23, 2000 OR AS SOON AS PRACTICABLE FOLLOWING THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT.


It is proposed that this filing become effective: (check appropriate space)
 __ immediately upon filing pursuant to paragraph (b)of Rule 485
  X on October 23, 2000 pursuant to paragraph (b) of rule 485
 __ 60 days after filing pursuant to paragraph (a) (i) of rule 485
 __ on ___________pursuant to paragraph (a) (i) of Rule 485
 __ 75 days after filing pursuant to paragraph (a) (ii) of Rule 485
 __ on ______________pursuant to paragraph (a)(ii) of Rule 485


If appropriate,  check the following box:
This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

===========================================================================================================================
                             CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                                          Proposed               Proposed
                                                          Maximum                 Maximum
                                    Amount                Offering              Aggregate               Amount of
        Title of Securities          to be                 Price                 Offering             Registration
          to be Registered        Registered              Per Unit                 Price                   Fee
---------------------------------------------------------------------------------------------------------------------------

American Skandia Life Assurance
 Corporation Annuity Contracts     Indefinite**           Indefinite**                --                     $0
===========================================================================================================================

*The Prospectus contained in this Registration Statement also relates to annuity contracts no longer being sold but for which additional Purchase Payments are accepted and which are covered by earlier Registration Statement File Number 33-71118.
**Pursuant to Rule 24f-2 of the Investment Company Act of 1940 Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 of the Investment Company Act of 1940. The Rule 24f-2 Notice for Registrant's fiscal year 1999 was filed within 90 days of the close of the fiscal year. Wells VA+
================================================================================



                                      NOTE

Registrant is filing this Post-Effective Amendment to Registration Statement No. 33-59993 for the purpose of including in the Registration Statement a Prospectus Supplement which adds a new variable sub-account to the variable annuity contract described in the registration statement, announces a fund substitution and amends certain other disclosure in the registration statement. Other than as set forth herein, the Post-Effective Amendment does not amend or delete any other part of this Registration Statement.

Wells VA+

                   Supplement to Prospectus Dated May 1, 2000
                        Supplement dated October 23, 2000

This Supplement should be retained with the current Prospectus for your variable annuity contract issued by American Skandia Life Assurance Corporation ("American Skandia"). If you do not have a current prospectus, please contact American Skandia at 1-800-SKANDIA.

                            A. NOTICE OF SUBSTITUTION

American Skandia has filed an exemptive application with the Securities and Exchange Commission ("SEC") to substitute the following "Replaced Portfolio/Sub-Account" with the "Substitute Portfolio/Sub-account". The Replaced Portfolio/Sub-account described below is only available until the effective date of the Substitution, at which time it will cease to be offered as an investment options. The Substitute Portfolio/Sub-account is only available as of the date of the Fund Substitution and is only available to those Contract Owners affected by the Fund Substitution.

--------------------------------------------------------- ---------- ---------------------------------------------------------------
             REPLACED PORTFOLIO/SUB-ACCOUNT                                         SUBSTITUTE PORTFOLIO/SUB-ACCOUNT

--------------------------------------------------------- ---------- ---------------------------------------------------------------
Alger American Growth portfolio of The Alger American Fund/AA            AST Alger Growth portfolio of American Skandia Trust/AST
Growth Sub-account                                                       Alger Growth Sub-account
--------------------------------------------------------------- -------- -----------------------------------------------------------
The Alger  American  Fund - Growth:  seeks  long-term  capital           AST Alger  Growth:  seeks  long-term  capital  growth.  The
appreciation.  The  Portfolio  focuses  on  growing  companies           Portfolio invests primarily in equity  securities,  such as
that generally have broad product  lines,  markets,  financial           common  or  preferred  stocks,  that  are  listed  on  U.S.
resources    and   depth   of    management.    Under   normal           exchanges or in the over-the-counter  market. The Portfolio
circumstances,  the Portfolio  invests primarily in the equity           focuses  on growing  companies  that  generally  have broad
securities  of large  companies.  The  Portfolio  considers  a           product lines,  markets,  financial  resources and depth of
large  company to have a market  capitalization  of $1 billion           management.  The  Portfolio  normally  invests at least 65%
or greater.                                                              of its  total  assets  in equity  securities  of  companies that, at the time of purchase of the securities, have total market capitalizations of $1 billion or greater.

--------------------------------------------------------------- --- ---- -----------------------------------------------------------

We expect to receive the SEC Exemptive Order and complete the Substitution by the end of November 2000. Those Contract Owners effected by the Substitution will receive additional information from American Skandia notifying them of their rights under the SEC Exemptive Order.

For a 30 day period following the Substitution, Contract Owners will be allowed to transfer Account Value out of the Replaced Portfolio/Sub-account to any other investment options available under the Annuity. Any such transfers during this period will not count in determining whether the maximum number of free transfers has been exceeded. Additionally, the transfer of Account Value from the Replaced Portfolio/Sub-account to the Substitute Portfolio/Sub-account would also not be subject to a transfer fee nor count in determining whether the maximum number of free transfers have been exceeded. The Substitution will not affect your rights or our obligations under the Annuity and American Skandia will bear any expenses in connection with the Substitution.

                    B. ADDITIONAL VARIABLE INVESTMENT OPTIONS

The underlying Portfolio shown below is being offered as a Sub-account under your Annuity.

------------------------------------------------------------------------------------------------------------------------------------
                                           Underlying Mutual Fund Portfolio Annual Expenses
                               (as a percentage of the average net assets of the underlying Portfolios)
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------- --------------- ------------- --------------- -------------- -------------- ----------
                                                Management     Other          12b-1 Fees    Total Annual        Fee        Net
                                                   Fees         Expenses                      Portfolio    Waivers and     Annual
            UNDERLYING PORTFOLIO                                                              Operating      Expense       Fund
                                                                                              Expenses     Reimbursement 1 Operating
                                                                                                                           Expenses
--------------------------------------------- --------------- ------------- --------------- -------------- -------------- ----------
American Skandia Trust: 2
  AST Alger Growth 3                               0.75%         0.23%           0.00%           0.98%          0.19%         0.79%
--------------------------------------------- --------------- ------------- --------------- -------------- -------------- ----------

1 The Investment Manager of American Skandia Trust has agreed to reimburse and/or waive fees for certain Portfolios until at least April 30, 2001. The caption "Total Annual Fund Operating Expenses" reflects the Portfolios' fees and expenses before such waivers and reimbursements, while the caption "Net Annual Fund Operating Expenses" reflects the effect of such waivers and reimbursements.

2 American Skandia Trust (the "Trust") adopted a Distribution Plan (the "Distribution Plan") under Rule 12b-1 of the Investment Company Act of 1940 to permit an affiliate of the Trust's Investment Manager to receive brokerage commissions in connection with purchases and sales of securities held by Portfolios of the Trust, and to use these commissions to promote the sale of shares of such Portfolios. The staff of the Securities and Exchange Commission takes the position that commission amounts received under the Distribution Plan should be reflected as distribution expenses of the Portfolios. The Portfolios would pay the same or comparable commission amounts irrespective of the Distribution Plan; accordingly, total returns for the Portfolios are not expected to be adversely affected. The Distribution Fee estimates are derived from data regarding each Portfolio's brokerage transactions, and the proportions of such transactions directed to selling dealers, for the period ended December 31, 1999. However, it is not possible to determine with accuracy actual amounts that will be received under the Distribution Plan. Such amounts will vary based upon the level of a Portfolio's brokerage activity, the proportion of such activity directed under the Distribution Plan, and other factors.

3 This Portfolio commenced operations in October 2000, however, it is only available as of the date of the Fund Substitution and is only available to those Contract Owners affected by the Fund Substitution. "Other Expenses" and "12b-1 Fees" shown are based on estimated amounts for the fiscal year ending December 31, 2000.

EXPENSE EXAMPLES

The Expense Example shown below is being added with respect to the new Portfolio that is being offered as a Sub-account under your Annuity.

------------------------------------------------------------------------------------------------------------------------------------
                                                                  Expense Examples
                                                  (amounts shown are rounded to the nearest dollar)
------------------------------------------------------------------------------------------------------------------------------------

                                         -------------------------------------------- ----- ----------------------------------------
                                     If you  surrender  your  Annuity at the                      If  you  do  not  surrender   your
                                     end of the applicable time period,  you                      Annuity   at   the   end   of  the
                                     would pay the  following  expenses on a                      applicable  time  period  or begin
                                     $1,000  investment,  assuming 5% annual                      taking  annuity  payments  at such
                                     return on assets:                                            time,  you would pay the following
                                                                                                  expenses  on a $1,000  investment,
                                                                                                  assuming   5%  annual   return  on
                                                                                                  assets:
                                        -------------------------------------------- ----- -----------------------------------------


                                            After:                                         After:
-------------------------------------------- --------- --------- -------- ---------- ------ --------- --------- --------- ----------
Sub-Account:                                 1 Year    3 Years   5 Years  10 Years          1 Year    3 Years   5 Years   10 Years
-------------------------------------------- --------- --------- -------- ---------- ------ --------- --------- --------- ----------
Stagecoach Variable Annuity Plus:
   AST Alger Growth                             92       129       158       254               22        69       118        254
-------------------------------------------- --------- --------- -------- ---------- ------ --------- --------- --------- ----------
Prior Contract Stagecoach Variable Annuity:
   AST Alger Growth                             93       131       162       260               23        71       122        260
-------------------------------------------- --------- --------- -------- ---------- ------ --------- --------- --------- ----------

                      C. PORTFOLIO/SUB-ACCOUNT NAME CHANGES

1. Effective October 23, 2000 GAMCO Investors, Inc. will be the new portfolio sub-advisor for the AST T. Rowe Price Small Company Value portfolio. In connection with this change the portfolio's name is changed to "AST Gabelli Small-Cap Growth."

                       D. MAXIMUM NUMBER OF FREE TRANSFERS

The maximum number of transfers you can make between investment options each Annuity Year without being subject to a Transfer Fee is increased from twelve
(12) to twenty (20).

                              E. PARTIAL EXCHANGES

TAX CONSIDERATIONS

The following paragraph replaces the corresponding paragraph under the Tax Considerations section in your Annuity prospectus:

Special rules in relation to tax-free exchanges under Section 1035:

On November 22, 1999, the Internal Revenue Service issued an acquiescence in the decision of the United States Tax Court in Conway v. Commissioner (111 T.C. 350
(1998)) that a taxpayer's partial surrender of a non-qualified annuity contract and direct transfer of the resulting proceeds for the purchase of a new non-qualified annuity contract qualifies as a non-taxable exchange under Section 1035 of the Internal Revenue Code. "Acquiescence" means that the IRS accepts the holding of the Court in a case and that the IRS will follow it in disposing of cases with the same controlling facts. Prior to the Conway decision, industry practice has been to treat a partial surrender of account value as fully taxable to the extent of any gain in the contract for tax reporting purposes and to "step-up" the basis in the contract accordingly. However with the IRS' acquiescence in the Conway decision, partial surrenders may be treated in the same way as tax-free 1035 exchanges of entire contracts, therefore avoiding current taxation of any gains in the contract as well as the 10% IRS tax penalty on pre-age 59 1/2 withdrawals. The IRS reserved the right to treat transactions it considers abusive as ineligible for this favorable partial 1035 exchange treatment. We do not know what transactions may be considered abusive. For example, we do not know how the IRS may view early withdrawals or annuitizations after a partial exchange. As of the date of this prospectus supplement, we will treat a partial surrender of this type as a "tax-free" exchange for future tax reporting purposes, except to the extent that we, as a reporting and withholding agent, believe that we would be expected to deem the transaction to be abusive. However, some insurance companies may not recognize these partial surrenders as tax-free exchanges and may report them as taxable distributions to the extent of any gain distributed as well as subjecting the taxable portion of the distribution to the 10% IRS early distribution penalty. We strongly urge you to discuss any transaction of this type with your tax advisor before proceeding with the transaction.

While the principles expressed in the Conway decision appear applicable to partial exchanges from life insurance, there is no guidance from the Internal Revenue Service as to whether it concurs with non-recognition treatment under
Section 1035 of the Code for such transactions. We will continue to report a partial surrender of a life insurance policy as subject to current taxation to the extent of any gain. In addition, please be cautioned that no specific guidance has been provided as to the impact of such a transaction for the remaining life insurance policy, particularly as to the subsequent methods to be used to test for compliance under the Code for both the definition of life insurance and the definition of a modified endowment contract.


WFV2-SUPP.- (10/23/2000)                                    SV2-SUPP. 10/23/2000



                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits:

(a) All financial statements are included in Part A and Part B of the Registration Statement.

(b)      Exhibits are attached as indicated.

         (1) Copy of the resolution of the board of directors of Depositor authorizing the establishment of the Registrant for Separate Account B filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

         (2)  Not  applicable.   American  Skandia  Life  Assurance  Corporation
              maintains custody of all assets.

         (3) (a) Form of Revised Principal Underwriting Agreement between American Skandia Life Assurance Corporation and American Skandia Marketing, Incorporated, formerly Skandia Life Equity Sales Corporation filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

              (b) Form of Revised Dealer Agreement filed via EDGAR with Post-Effective Amendment No. 7 to Registration Statement No. 33-87010, filed April 24 1998.

          (4) (a) Copy of the form of the Annuity filed via Edgar with Post-Effective Amendment No. 13 to Registration Statement No. 33-44436, filed April 29, 1997.

               (b)  Copy of Guaranteed  Minimum Death Benefit  Endorsement
               filed via EDGAR  with  Post-Effective   Amendment  No.  8  to
               Registration Statement No. 33-87010, filed April 26, 1999.

               (c) Copy of Performance-related Benefits and First Year Credits Endorsement filed via EDGAR with Post- Effective Amendment No. 8 to Registration Statement No. 33-87010, filed April 26, 1999.

         (5) A copy of the form application used with the Annuity (previously filed in Pre-Effective Amendment No. 2 to Registration Statement No. 33-71118, filed March 15, 1994). FILED VIA EDGAR with Post-Effective Amendment No. 4 to this Registration Statement No. 33-59993, filed April 27, 1998.

         (6) (a) Copy of the certificate of incorporation of American Skandia Life Assurance Corporation filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

              (b) Copy of the By-Laws of American Skandia Life Assurance Corporation filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

         (7)   Not applicable.

         (8) (a) American Skandia Trust filed via EDGAR with Post-effective Amendment No. 4 to Registration Statement No. 33-87010, filed February 25, 1997 (At such time, what later became American Skandia Trust was known as the Henderson Global Asset Trust).

              (b) Life & Annuity Trust Agreement (previously filed in Post-Effective Amendment No. 1 to Registration Statement No. 33-71118, filed February 17, 1995). FILED VIA EDGAR with Post-Effective Amendment No. 4 to this Registration Statement No. 33-59993, filed April 27, 1998.

              (c) The Alger American Fund filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.


              (d) The Montgomery Funds III filed via EDGAR in the Initial Registration Statement to Registration Statement No. 333-08853, filed July 25, 1996.

              (e) INVESCO Variable Investment Funds, Inc. filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 33-87010, filed April 26, 2000.

         (9)      Opinion   and   consent  of  Counsel   filed  via  EDGAR  with
                  Post-Effective Amendment No. 7 to this Registration Statement No. 33-59993, filed July 3, 2000.


         (10)     Consent of Ernst & Young LLP.                   FILED HEREWITH

         (11)     Not applicable.

         (12)     Not applicable.

         (13) Calculation of Performance Information for Advertisement of Performance filed via EDGAR with Post-Effective Amendment No. 3 to this Registration Statement No. 33-59993, filed April 29, 1997.


         (14)     Financial Data Schedule


Item 25. Directors and Officers of the Depositor: The Directors and Officers of the Depositor are shown in Part A.

Item 26.  Persons  Controlled  by or Under Common  Control with the Depositor or
Registrant: The Depositor does not directly or indirectly control any person. The following persons are under common control with the Depositor by American Skandia Inc.:


         (1) American Skandia Information Services and Technology Corporation ("ASIST): The organization is a general business corporation organized in the State of Delaware. Its primary purpose is to provide various types of business services to American Skandia, Inc., and all of its subsidiaries including computer systems acquisition, development and maintenance, human resources acquisition, development and management, accounting and financial reporting services and general office services.

         (2) American Skandia Marketing, Incorporated ("ASM, Inc."): The organization is a general business corporation organized in the State of Delaware. It was formed primarily for the purpose of acting as a broker-dealer in securities. It acts as the principal "underwriter" of annuity contracts deemed to be securities, as required by the Securities and Exchange Commission, which insurance policies are to be issued by American Skandia Life Assurance Corporation. It provides securities law supervisory services in relation to the marketing of those products of American Skandia Life Assurance Corporation registered as securities. It also provides such services in relation to marketing of certain public mutual funds. It also has the power to carry on a general financial, securities, distribution, advisory, or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation.

         (3)      American Skandia Investment Services,  Incorporated ("ASISI"):
                  The organization is a general business corporation organized in the state of Connecticut. The organization is authorized to provide investment service and investment management advice in connection with the purchasing, selling, holding or exchanging of securities or other assets to insurance companies, insurance-related companies, mutual funds or business trusts. Its primary role is expected to be as investment manager for certain mutual funds to be made available primarily through the variable insurance products of American Skandia Life Assurance Corporation.

         (4) Skandia Vida: This subsidiary American Skandia Life Assurance Corporation was organized in March, 1995, and began operations in July, 1995. It offers investment oriented life insurance products designed for long-term savings through independent banks and brokers.

Item 27. Number of Contract Owners: As of December 31, 1999, there were 10,500 owners of Annuities.

Item 28. Indemnification: Under Section 33-320a of the Connecticut General Statutes, the Depositor must indemnify a director or officer against judgments, fines, penalties, amounts paid in settlement and reasonable expenses including attorneys' fees, for actions brought or threatened to be brought against him in his capacity as a director or officer when certain disinterested parties determine that he acted in good faith and in a manner he reasonably believed to be in the best interests of the Depositor. In any criminal action or proceeding, it also must be determined that the director or officer had no reason to believe his conduct was unlawful. The director or officer must also be indemnified when he is successful on the merits in the defense of a proceeding or in circumstances where a court determines that he is fairly and reasonable entitled to be indemnified, and the court approves the amount. In shareholder derivative suits, the director or officer must be finally adjudged not to have breached this duty to the Depositor or a court must determine that he is fairly and reasonably entitled to be indemnified and must approve the amount. In a claim based upon the director's or officer's purchase or sale of the Registrants' securities, the director or officer may obtain indemnification only if a court determines that, in view of all the circumstances, he is fairly and reasonably entitled to be indemnified and then for such amount as the court shall determine. The By-Laws of American Skandia Life Assurance Corporation ("ASLAC") also provide directors and officers with rights of indemnification, consistent with Connecticut Law.

The foregoing statements are subject to the provisions of Section 33-320a.

Directors and officers of ASLAC and ASM, Inc. can also be indemnified pursuant to indemnity agreements between each director and officer and American Skandia Inc., a corporation organized under the laws of the state of Delaware. The provisions of the indemnity agreement are governed by Section 45 of the General Corporation Law of the State of Delaware.

The directors and officers of ASLAC and ASM, Inc. are covered under a directors and officers liability insurance policy issued by an unaffiliated insurance company to Skandia Insurance Company Ltd., their ultimate parent. Such policy will reimburse ASLAC or ASM, Inc., as applicable, for any payments that it shall make to directors and officers pursuant to law and, subject to certain exclusions contained in the policy, will pay any other costs, charges and expenses, settlements and judgments arising from any proceeding involving any director or officer of ASLAC or ASM, Inc., as applicable, in his or her past or present capacity as such.

Registrant hereby undertakes as follows: Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, unless in the opinion of Registrant's counsel the matter has been settled by controlling precedent, Registrant will submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29.  Principal Underwriters:

(a) At present, ASM, Inc. acts as principal underwriter only for annuities to be issued by ASLAC.

(b)  Directors and officers of ASM, Inc.

Name and Principal Business Address                                               Position and Offices with Underwriter
-----------------------------------                                               -------------------------------------
Patricia J. Abram                                                               Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lori Allen                                                                      Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kimberly Anderson                                                               Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Gordon C. Boronow                                                               Deputy Chief Executive Officer
American Skandia Life Assurance Corporation                                     and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert Brinkman                                                                 Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Carl Cavaliere                                                                  Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Y.K. Chan                                                                       Senior Vice President and
American Skandia Life Assurance Corporation                                     Chief Information Officer
One Corporate Drive, P.O. Box 883                                               and Director
Shelton, Connecticut  06484-0883

Kathleen A. Chapman                                                             Assistant Corporate Secretary
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lucinda C. Ciccarello                                                           Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lincoln R. Collins                                                              Director
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883





Timothy S. Cronin                                                               Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Wade A. Dokken                                                                  President and Chief Executive Officer
American Skandia Life Assurance Corporation                                     and Chairman of the Board of Directors
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Jacob Herchler                                                                  Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Ian Kennedy                                                                     Senior Vice President
American Skandia Life Assurance Corporation                                     and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Thomas M. Mazzaferro                                                            Executive Vice President,
American Skandia Life Assurance Corporation                                     Chief Financial Officer
One Corporate Drive, P.O. Box 883                                               and Director
Shelton, Connecticut  06484-0883

David R. Monroe                                                                 Senior Vice President,
American Skandia Life Assurance Corporation                                     Treasurer and
One Corporate Drive, P.O. Box 883                                               Corporate Controller
Shelton, Connecticut  06484-0883

Michael A. Murray                                                               Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Carl E. Oberholtzer                                                             Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Brian O'Connor                                                                  Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

William O'Loughlin                                                              Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

M. Priscilla Pannell                                                            Corporate Secretary
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kathleen A. Pritchard                                                           Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Polly Rae                                                                       Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Rebecca Ray                                                                     Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Hayward L. Sawyer                                                               Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Leslie S. Sutherland                                                            Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Amanda C. Sutyak                                                                Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Christian W. Thwaites                                                           Senior Vice President
American Skandia Life Assurance Corporation                                     and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Mary Toumpas                                                                    Vice President and
American Skandia Life Assurance Corporation                                     Compliance Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Bayard F. Tracy                                                                 Senior Vice President
American Skandia Life Assurance Corporation                                     and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Deborah G. Ullman                                                               Senior Vice President
American Skandia Life Assurance Corporation                                     and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Derek Winegard                                                                  Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Brett M. Winson                                                                 Director
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883




Item 30. Location of Accounts and Records: Accounts and records are maintained by ASLAC at its principal office in Shelton, Connecticut.

Item 31.  Management Services:  None

Item 32.  Undertakings:

(a) Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the annuity contracts may be accepted and allocated to the Sub-accounts of Separate Account B.

(b) Registrant hereby undertakes to include either (1) as part of any enrollment form or application to purchase a contract offered by the prospectus, a space that an applicant or enrollee can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d) American Skandia Life Assurance Corporation ("Depositor") hereby represents that the aggregate fees and charges under the annuity contracts are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Depositor.

(e) With respect to the restrictions on withdrawals for Texas Optional Retirement Programs and Section 403(b) plans, we are relying upon: 1) a no-action letter dated November 28, 1988 from the staff of the Securities and Exchange Commission to the American Council of Life Insurance with respect to annuities issued under Section 403(b) of the code, the requirements of which have been complied with by us; and 2) Rule 6c-7 under the 1940 Act with respect to annuities made available through the Texas Optional Retirement Program, the requirements of which have been complied with by us.

                                    EXHIBITS

                  As noted in Item 24 (b), various exhibits are incorporated by reference, will be filed by amendment or are not applicable. The exhibits included are as follows:


                  No. 10     Consent of Ernst & Young LLP






                                    SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of the Registration Statement and has duly caused this Registration Statement to be signed on its behalf, in the Town of Shelton and State of Connecticut, on this 13th day of October, 2000.

         AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                             (CLASS 1 SUB-ACCOUNTS)
                                   Registrant

                 By: American Skandia Life Assurance Corporation

By:  /s/Kathleen A. Chapman                                             Attest:  /s/ Scott K. Richardson
Kathleen A. Chapman, Assistant Corporate Secretary                                     Scott K. Richardson

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                    Depositor

By:  /s/ Kathleen A. Chapman                                           Attest:  /s/ Scott K. Richardson
Kathleen A. Chapman, Assistant Corporate Secretary                                     Scott K. Richardson


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

             Signature                     Title                                               Date
                                  (Principal Executive Officer)



           Wade A. Dokken*        President and Chief Executive Officer,                  October 13, 2000
           ---------------
           Wade A. Dokken         Chairman of the Board and Director

                  (Principal Financial Officer and Principal Accounting Officer)

         /s/Thomas M. Mazzaferro       Executive Vice President and                        October 13, 2000
        Thomas M. Mazzaferro             Chief Financial Office

        /s/David R. Monroe          Senior Vice President, Treasurer                       October 13, 2000
           David R. Monroe               and Corporate Controller

                                        (Board of Directors)

      Patricia Abram***                              Gordon C. Boronow*                Malcolm M. Campbell*
      -----------------                              ------------------                --------------------
      Patricia Abram                                  Gordon C. Boronow                 Malcolm M. Campbell

      Wade A. Dokken*                                   Y.K. Chan***                    Lincoln R. Collins*
      ---------------                                   ------------                    -------------------
      Wade A. Dokken                                      Y.K. Chan                     Lincoln R. Collins

      Ian Kennedy***                                Thomas M. Mazzaferro*                 Gunnar Moberg*
      --------------                                ---------------------                 --------------
      Ian Kennedy                                    Thomas M. Mazzaferro                   Gunnar Moberg

      Christian Thwaites***                           Bayard F. Tracy*                 Deborah G. Ullman***
      ---------------------                           ----------------                 --------------------
      Christian Thwaites                              Bayard F. Tracy                    Deborah G. Ullman

                                                      Brett M. Winson**
                                                      -----------------
                                                      Brett M. Winson

                    */**/***By: /s/ Kathleen A. Chapman
                               Kathleen A. Chapman

[FN]
*Pursuant to Powers of Attorney previously filed with Initial Registration Statement No. 333-25733

**Pursuant to Power of Attorney filed with Post-Effective Amendment No. 4 to Registration Statement No. 333-25733

***Pursuant to Powers of Attorney filed with Post-Effective Amendment No. 11 to Registration Statement No. 33-87010